Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	$ 1,667,484	¥ 10,849,137	¥ 11,792,863	¥ 6,836,900
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	123,235	801,804	327,515	182,450
Investment impairment	8,997	58,537	278,906	12,037
Share-based compensation cost	308,050	2,004,263	990,131	684,467
Allowance for provision for doubtful accounts	9,349	60,826	9,952	4,041
Loss on disposal of property, equipment and software	780	5,072	1,276	5,903
Unrealized exchange (gains)/losses	67,299	437,868	(166,638)	(116,772)
Gain on disposal of long-term investments	(1,475)	(9,595)	(234,050)
Deferred income taxes	(67,326)	(438,043)	66,676	(147,285)
Net equity share of losses from associated companies	1,880	12,232	85,813	76,134
Fair value changes of short-term investments	(59,910)	(389,793)	(304,605)	(140,104)
Changes in operating assets and liabilities:
Accounts receivable	86,874	565,228	(1,646,885)	(1,744,059)
Inventories	(598,927)	(3,896,799)	(760,365)	(789,514)
Prepayments and other current assets	(17,866)	(116,240)	(1,063,997)	(1,249,573)
Accounts payable	169,188	1,100,787	604,089	243,140
Salary and welfare payables	107,662	700,479	570,466	386,417
Taxes payable	(23,962)	(155,904)	986,390	401,924
Deferred revenue	(198,560)	(1,291,890)	2,879,489	2,683,970
Accrued liabilities and other payables	244,574	1,591,269	1,071,240	746,844
Net cash provided by operating activities	1,827,346	11,889,238	15,488,266	8,076,920
Cash flows from investing activities:
Purchase of property, equipment and software	(283,254)	(1,842,933)	(1,135,533)	(866,314)
Proceeds from sale of property, equipment and software	680	4,425	2,064	1,292
Purchase of intangible assets and licensed copyrights of music content	(103,715)	(674,803)	(4,434)	(347)
Purchase of land use right	(997)	(6,488)	(60)	(163,998)
Net change of short-term investments with terms of three months or less	(137,605)	(895,298)	(3,704,332)	(231,306)
Purchase of short-term investments	(1,919,832)	(12,491,000)	(12,439,000)	(5,687,000)
Proceeds from maturities of short-term investments	2,400,065	15,615,544	9,879,319	3,103,463
Investment in an associated company	(36,237)	(235,769)	(364,486)	(187,532)
Acquisitions of other long-term investments	(138,437)	(900,712)	(181,117)	(1,178,929)
Proceeds from disposal of investment in associated company and long-term investments	53,858	350,418	249,569
Transfer to restricted cash	(60,560)	(394,021)	(2,140,421)	(763,493)
Placement/rollover of matured time deposits	(5,223,268)	(33,984,148)	(20,367,430)	(19,017,824)
Proceeds from maturity of time deposits	3,447,366	22,429,597	16,377,449	22,582,480
Change in other assets	(34,446)	(224,103)	(173,402)	(127,016)
Net cash used in investing activities	(2,036,382)	(13,249,291)	(14,001,814)	(2,536,524)
Cash flows from financing activities:
Proceeds of short-term bank loans	9,426,742	61,333,209	11,354,866	5,828,758
Payment of short-term bank loans	(8,949,516)	(58,228,239)	(9,860,110)	(5,741,616)
Dividends paid to shareholders	(500,685)	(3,257,607)	(2,546,165)	(1,467,965)
Capital (repurchase of)/injection from redeemable noncontrolling interests shareholders	92,218	600,000		(134,736)
Capital injection from noncontrolling interest shareholders	47,877	311,500	4	15,015
Repurchase of shares	(316,862)	(2,061,591)	(1,199,102)	(132,192)
Net cash used in financing activities	(200,226)	(1,302,728)	(2,250,507)	(1,632,736)
Effect of exchange rate changes on cash held in foreign currencies	(1,933)	(12,578)	132,067	142,374
Net increase/(decrease) in cash and cash equivalents	(411,195)	(2,675,359)	(631,988)	4,050,034
Cash and cash equivalents beginning of the year	836,036	5,439,499	6,071,487	2,021,453
Cash and cash equivalents end of the year	424,841	2,764,140	5,439,499	6,071,487
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	416,961	2,712,875	1,097,178	1,124,339
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable	$ 45,063	¥ 293,194	¥ 260,277	¥ 216,328